SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 1,020,704	$ 1,012,067	$ 916,324
Non-life Reserves		13,151,309	12,725,631	12,047,792
Unearned Premiums		2,741,755	2,745,371	2,501,161
Life and Health Reserves		2,859,257	2,497,519	2,785,382
Premium Revenue		7,918,760	7,257,117	6,956,522
Net Investment Income (1)	[1]	645,685	398,348	376,469
Losses Incurred		4,990,208	4,725,872	4,851,040
Acquisition Costs		1,563,107	1,537,213	1,391,502
Other Expenses (2)	[2]	463,385	414,876	398,542
Net Premiums Written		7,928,912	7,544,195	7,134,018
Non Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		700,090	700,694	617,537
Non-life Reserves		13,151,309	12,725,631	12,047,792
Unearned Premiums		2,739,585	2,743,406	2,498,426
Life and Health Reserves		0	0	0
Premium Revenue		5,838,466	5,611,452	5,329,556
Losses Incurred		3,182,340	3,313,234	3,443,245
Acquisition Costs		1,454,373	1,430,121	1,279,039
Other Expenses (2)	[2]	130,733	119,274	100,635
Net Premiums Written		5,848,323	5,898,750	5,510,828
Life and Health
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		320,614	311,373	298,787
Non-life Reserves		0	0	0
Unearned Premiums		2,170	1,965	2,735
Life and Health Reserves		2,859,257	2,497,519	2,785,382
Premium Revenue		2,080,294	1,645,665	1,626,966
Net Investment Income (1)	[1]	73,091	73,656	81,226
Losses Incurred		1,807,868	1,412,638	1,407,795
Acquisition Costs		108,734	107,092	112,463
Other Expenses (2)	[2]	118,404	92,919	88,069
Net Premiums Written		2,080,589	1,645,445	1,623,190
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Non-life Reserves		0	0	0
Unearned Premiums		0	0	0
Life and Health Reserves		0	0	0
Premium Revenue		0	0	0
Net Investment Income (1)	[1]	572,594	324,692	295,243
Losses Incurred		0	0	0
Acquisition Costs		0	0	0
Other Expenses (2)	[2]	214,248	202,683	209,838
Net Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.